Plant and Equipment - Schedule of Plant and Equipment (Details) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Plant and equipment, gross	$ 1,336,674	$ 955,461	$ 1,138,713
Less: accumulated depreciation	(442,286)	(370,442)	(444,282)
Plant and equipment, net	894,388	585,019	694,431
Production Plant [Member]
Plant and equipment, gross	84,685	67,247	107,173
Motor Vehicles [Member]
Plant and equipment, gross	1,228,746	868,743	1,016,818
Office Equipment [Member]
Plant and equipment, gross	$ 23,243	$ 19,471	$ 14,722